Supplementry Financial Statement Information	6 Months Ended
Jun. 30, 2024
Supplementry Financial Statement Information [Abstract]
SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

NOTE 7 - SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

A.	REVENUES:

In the six month period ended June 30, 2023, the Company recognized revenue from engineering services provided to a customer in Europe (100%).

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the reported interim periods ended June 30, 2024 and 2023, amounts to $ NIL thousand and $175 thousand, respectively. As of June 30, 2024 $387 thousand of the amount of deferred revenue is expected to be recognized during second half of 2024.

B.	COST OF REVENUES (U.S. dollars in thousands):

	Six months ended June 30,
	2024	2023
Salary and related expenses	-	392
Consultants and subcontractors	-	112
Royalties	-	79
	-	583
Operating costs not attributed to projects (mainly salary and related expenses) *	408	610
	408	1,193

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

C.	RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):

	Six months ended June 30,
	2024	2023
Salary and related expenses	1,363	1,332
Consultants and subcontractors	210	188
Expenditure on materials	39	59
Depreciation and other	19	53
Office maintenance	177	173
	1,808	1,805
Less - Government Grants	-	(94)
	1,808	1,711

D.	SELLING AND MARKETING (U.S. dollars in thousands):

	Six months ended June 30,
	2024	2023

Salary and related expenses	439	548
Office maintenance	18	18
Project Promotion	21	32
Consultants	51	59
Other	87	30
	616	687

E.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Six months ended June 30,
	2024	2023

Salary and related expenses	934	1,322
Office maintenance	91	88
Consultants and insurance	945	903
Allowance for credit losses	289	-
Depreciation and other	54	96
	2,313	2,409

F.	OTHER INCOME (EXPENSES), NET

Due to the continued efforts and difficulties involved in selling the remaining asset from the closure of the Rotem 1 project, the Company’s management decided to write off its remaining value of $229 thousand, which is included in the other operating expenses of the period.

G.	OTHER FINANCIAL INCOME AND EXPENSES, NET (U.S. dollars in thousands):

Financial income:

	Six months ended June 30,
	2024	2023
Interest income	76	90
Fair value adjustments of warrants (Note 5A)	4,114	-
Warrants issuance costs	(473)	-
Exchange rate differences, Net	172	56
Bank fees	(10)	(7)
Other adjustment of royalty obligation	-	20
	3,879	159

H.	Loss per ordinary share:

Basic loss per share is computed by dividing net income or loss, by the weighted-average number of Ordinary Shares outstanding during the period, including prefunded warrants with token exercise price (“penny” warrants). Diluted loss per share is based on the weighted average number of Ordinary Shares used for basic computation, as the inclusion of any potential Ordinary Shares in the reported years would be anti-dilutive.

Potentially dilutive Ordinary Shares result from the assumed exercise of options and warrants, using the “treasury stock” method, and the assumed vesting of restricted shares.

Basic and diluted loss per share is computed as follows:

	Six months ended June 30,
	2024	2023
Numerator ($ in thousands):
Net loss for the year, as reported, attributable to shareholders	(1,581)	(5,328)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year*	2,941,377	1,749,876
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	568,951	15,266
Denominator for basic and diluted loss per share - weighted number of Ordinary Shares	3,510,328	1,765,142

Basic and dilutive loss per Ordinary Share (in dollars)	(0.45)	(3.02)

*	Including the equivalent of the weighted average number of fully vested restricted shares granted during the period of six month ended June 30, 2024 (see Note 5B) of 55,202 shares, that were formally issued subsequent to June 30, 2024).

For the reported periods, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of June 30, 2024: Share option and warrants exercisable to 1,500,317 Ordinary Shares that, as of June 30, 2024 that have zero effect under the treasury stock method, and share options that are “in the money” exercisable to 11,539 Ordinary Shares.